UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/02
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
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          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
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Title:    President
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Phone:    704-333-1710
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Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              07/10/2002
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  26
                                        -------------------

Form 13F Information Table Value Total:  $ 126,069
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1                 COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
     NAME OF ISSUER               TITLE             CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER     VOTING AUTHORITY
                                   OF                         (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
                                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                        COM              013817101    3,539      106,750      SH     SOLE                           106,750
AUTO DATA PROCESSING             COM              053015103    7,743      177,801      SH     SOLE                           177,801
BERKSHIRE HATHAWAY CL A          COM              084670108    7,818          117      SH     SOLE                               117
BERKSHIRE HATHAWAY CL B          COM              084670207    8,266        3,700      SH     SOLE                             3,700
BRISTOL MYERS SQUIBB             COM              110122108    3,333      129,701      SH     SOLE                           129,701
CATELLUS DEV CORP COM            COM              149111106    4,935      241,675      SH     SOLE                           241,675
COMCAST CORP - SPECIAL A         COM              200300200    2,703      113,400      SH     SOLE                           113,400
DUKE ENERGY CORP                 PREFERRED        264399544      370       11,900      SH     SOLE                            11,900
                                  CONVERTIBLE
ENERGY EAST CORP                 COM              29266M109    4,405      194,900      SH     SOLE                           194,900
FIRST CHARTER CORP               COM              319439105    2,544      140,699      SH     SOLE                           140,699
FLOWERS FOODS INC                COM              343498101    4,369      169,000      SH     SOLE                           169,000
GILLETTE CO                      COM              375766102    5,808      171,465      SH     SOLE                           171,465
HONEYWELL INTERNATIONAL INC      COM              438516106    3,497       99,275      SH     SOLE                            99,275
ISTAR FINANCIAL                  COM              45031U408    6,749      236,808      SH     SOLE                           236,808
JEFFFERSON PILOT COPR            COM              475070108    5,163      109,847      SH     SOLE                           109,847
KINDER MORGAN ENERGY UT LTD      COM              4944550106   3,523      112,150      SH     SOLE                           112,150
   PARTNERS
MARTIN MARIETTA MATLS COM        COM              573284106    5,666      145,275      SH     SOLE                           145,275
MICROSOFT                        COM              594918104      748       13,675      SH     SOLE                            13,675
NORTH PITTSBURGH SYS I           COM              661562108      282       17,500      SH     SOLE                            17,500
PFIZER                           COM              717081103    7,936      226,736      SH     SOLE                           226,736
PHILLIPS PETROLEUM CO.           COM              718507106    4,388       74,525      SH     SOLE                            74,525
PULITZER PUBLISHING              COM              745771105    2,587       49,850      SH     SOLE                            49,850
SEALED AIR                       COM              812115103    6,453      160,250      SH     SOLE                           160,250
UST INC COM                      COM              902911106    5,384      158,350      SH     SOLE                           158,350
VORNADO RLTY TRUST               COM              929042109    8,615      186,480      SH     SOLE                           186,480
WELLS FARGO & CO                 COM              949740108    9,246      184,705      SH     SOLE                           184,705